Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2014
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2014	4,227,820	$0.44
Options granted	555,000	0.44
Options exercised	(424,166)	0.32
Options cancelled/expired	(126,563)	0.36
Balance at June 30, 2014	4,232,091	$0.46
Exercisable, June 30, 2014	2,607,656	$0.47
Vested and expected to vest	4,040,776	$0.46

Summary Of Stock-Based Compensation Expense

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Type of awards:
Stock options	$100	$79	$187	$144
Restricted stock	—	—	—	3
	$100	$79	$187	$147
Income statement account:
Selling and marketing	$8	$21	$18	$32
General and administrative	92	58	169	115
	$100	$79	$187	$147

Summary Of Weighted-Average Assumptions

	Six months ended June 30,
	2014		2013
Expected dividend yield	—		—
Expected stock price volatility	101.6%		107.6%
Risk-free interest rate	1.8%		1.0%
Expected term (in years)	5.5	years	5.8	years
Weighted-average grant date fair-value	$0.34		$0.22